STATEMENT OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenues, net	$ 322,019	$ 266,300	$ 565,869	$ 564,350	$ 1,090,450	$ 991,143
Cost of services	203,583	154,929	367,041	309,705	650,188	522,715
Gross profit	118,436	111,371	198,828	254,645	440,262	468,428
Operating expenses:
Sales and marketing	34,508	26,391	92,566	83,122	180,769	179,616
Capital raise promotion expense	14,517	2,159	22,108	9,796	29,164	29,610
General and administrative expenses	131,263	143,433	277,561	343,835	581,930	746,080
Share-based compensation expense		6,118		11,686	17,178	7,735
Depreciation and amortization	487	563	936	1,215	2,179	11,087
Total operating expenses	180,775	178,664	393,171	449,654	811,220	974,128
Loss from operations	(62,339)	(67,293)	(194,343)	(195,009)	(370,958)	(505,700)
Other expense:
Interest expense	(46,406)		(84,299)		(133,109)	(18,910)
Interest expense - related party	(12,500)	(12,500)	(25,000)	(25,000)	(50,000)	(50,000)
Loss on extinguishment of debt						(11,409)
Loss on termination of operating lease						(29,242)
Total other expense	(58,906)	(12,500)	(109,299)	(25,000)	(183,109)	(109,561)
Loss before provision for income taxes	(121,245)	(79,793)	(303,642)	(220,009)	(554,067)	(615,261)
Provision for income taxes
Net loss	$ (121,245)	$ (79,793)	$ (303,642)	$ (220,009)	$ (554,067)	$ (615,261)
Basic loss per share	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.04)	$ (0.05)
Diluted loss per share	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.04)	$ (0.05)
Basic weighted average shares outstanding	17,498,331	13,603,212	17,084,115	13,654,011	13,903,693	11,369,799
Diluted weighted average shares outstanding	17,498,331	13,603,212	17,084,115	13,654,011	13,903,693	11,369,799